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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment   [ ]  Amendment Number :_______

 This Amendment (Check only one): [ ]     is a restatement
                                  [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Third Coast Capital Management, L.P.
Address:  5914 W. Courtyard Drive, Ste. 190
          Austin, TX  78730

Form 13F File Number:    028-12264

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David D. May                                                       Contact Person:   Stephanie Harper
Title:    Managing Member, Third Coast Capital GP, LLC
          (the general partner of Third Coast Capital Management, L.P.)
Phone:    512-306-0409

Signature, Place and Date of Signing:

     /s/  David D. May               Austin, Texas       February 14, 2008
--------------------------------     ----------------    -----------------
         (Signature)                  (City, State)            (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:                         0
Form 13F Information Table Entry Total:                   34
Form 13F Information Table Value Total:             $ 62,404
                                             ( in thousands )

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F Information Table

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
        Column 1:             Column 2: Column 3:  Column 4:            Column 5:        Column 6  Column 7:        Column 8:
                                                               ------------------------                          Voting Authority
                                                  Fair Market  Shares or                 ---------- --------   --------------------
                               Title of   CUSIP      Value     Principal                 Investment  Other
    Name of Issuer              Class     Number  (x $1,000)     Amount  SH/PRN Put/Call Discretion Managers   Sole   Shared   None
    --------------             --------   ------  ----------   --------- ------ -------- ---------- --------   ----   ------   ----
***EAGLE BULK SHIPPING INC       COM    Y2187A101        664     25,000    SH               Sole              25,000
ALCOA INC                        COM    013817101      2,741     75,000    SH               Sole              75,000
ANDERSONS INC                    COM    034164103      1,120     25,000    SH               Sole              25,000
ANSWERTHINK INC                  COM    036916104      3,476    718,100    SH               Sole             718,100
BELDEN INC                       COM    077454106        668     15,000    SH               Sole              15,000
CENVEO INC                       COM    15670S105      1,971    112,800    SH               Sole             112,800
COACH INC                        COM    189754104        428     14,000    SH               Sole              14,000
CROCS INC                        COM    227046109      1,288     35,000    SH               Sole              35,000
ENERGY CONVERSION DEVICES INC    COM    292659109      1,514     45,000    SH               Sole              45,000
ENSCO INTL INC                   COM    26874Q100        894     15,000    SH               Sole              15,000
EVERGREEN SOLAR INC              COM    30033R108      1,123     65,000    SH               Sole              65,000
GAIAM INC                        CL A   36268Q103      2,374     80,000    SH               Sole              80,000
HERCULES OFFSHORE INC            COM    427093109        713     30,000    SH               Sole              30,000
INDUSTRIAL DISTR GROUP INC       COM    456061100      2,300    200,000    SH               Sole             200,000
INTERNET CAP GROUP INC         COM NEW  46059C205        687     58,500    SH               Sole              58,500
KONA GRILL INC                   COM    50047H201      1,241     85,000    SH               Sole              85,000
MANPOWER INC                     COM    56418H100      1,138     20,000    SH               Sole              20,000
MGM MIRAGE                       COM    552953101      3,361     40,000    SH               Sole              40,000
MONOGRAM BIOSCIENCES INC         COM    60975U108        596    420,000    SH               Sole             420,000
NII HLDGS INC                  CL B NEW 62913F201      1,933     40,000    SH               Sole              40,000
NRG ENERGY INC                 COM NEW  629377508      1,084     25,000    SH               Sole              25,000
NUCOR CORP                       COM    670346105      2,073     35,000    SH               Sole              35,000
POWERSECURE INTL INC             COM    73936N105      6,980    517,000    SH               Sole             517,000
SAPIENT CORP                     COM    803062108      1,454    165,000    SH               Sole             165,000
TASER INTL INC                   COM    87651B104      1,079     75,000    SH               Sole              75,000
TELETECH HOLDINGS INC            COM    879939106      4,254    200,000    SH               Sole             200,000
TERADATA CORP DEL                COM    88076W103        822     30,000    SH               Sole              30,000
THIRD WAVE TECHNOLOGIES INC      COM    88428W108      1,640    170,000    SH               Sole             170,000
TIFFANY & CO NEW                 COM    886547108      2,071     45,000    SH               Sole              45,000
TRANE INC                        COM    892893108      1,868     40,000    SH               Sole              40,000
TRANSOCEAN INC NEW               SHS    G90073100      2,863     20,000    SH               Sole              20,000
URBAN OUTFITTERS INC             COM    917047102      2,726    100,000    SH               Sole             100,000
VALUEVISION MEDIA INC            CL A   92047K107      1,824    290,000    SH               Sole             290,000
WILLBROS GROUP INC               COM    969199108      1,436     37,500    SH               Sole              37,500